Convertible Loans (Details) - Schedule of Convertible Notes	Jun. 30, 2024
Time to maturity [Member] | Minimum [Member]
Schedule of Convertible Notes [Line Items]
Convertible Notes	0.5
Time to maturity [Member] | Maximum [Member]
Schedule of Convertible Notes [Line Items]
Convertible Notes	1
Historical volatility of the company’s share prices [Member] | Minimum [Member]
Schedule of Convertible Notes [Line Items]
Convertible Notes	54.3
Historical volatility of the company’s share prices [Member] | Maximum [Member]
Schedule of Convertible Notes [Line Items]
Convertible Notes	58.8
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Convertible Notes [Line Items]
Convertible Notes	4.8
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Convertible Notes [Line Items]
Convertible Notes	5.33
Discount rate [Member] | Minimum [Member]
Schedule of Convertible Notes [Line Items]
Convertible Notes	5.7
Discount rate [Member] | Maximum [Member]
Schedule of Convertible Notes [Line Items]
Convertible Notes	6.15